Capital Stock - Additional Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended			12 Months Ended											1 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	May 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Employee Stock Option	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2013 Service Based Restricted Shares	Dec. 31, 2012 Service Based Restricted Shares	Dec. 31, 2011 Service Based Restricted Shares	Dec. 31, 2013 Performance Based Restricted Shares	Dec. 31, 2012 Performance Based Restricted Shares	Dec. 31, 2011 Performance Based Restricted Shares	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	May 31, 2012 Non Employee Director	Feb. 28, 2014 Subsequent Event
Capital Stock [Line Items]
Cash dividends declared and paid per common share	$ 0.12	$ 0.12		$ 0.24
Cash dividend per share to be paid																			$ 0.12
Cash dividends payable date	Dec. 09, 2013	Sep. 09, 2013																	Mar. 27, 2014
Cash dividends payable date of record	Nov. 18, 2013	Aug. 19, 2013																	Mar. 06, 2014
Number of additional shares authorized for issuance under incentive compensation plans			3,000,000															200,000
Number of common stocks authorized for grant to directors, officers and other key employees	4,000,000			4,000,000
Stock options, period to exercise, beginning																1 year	4 years
Stock options, period to exercise, ending																7 years	10 years
Shares of common stock available for future grants	1,033,186			1,033,186	2,301,320	3,513,109
Compensation expenses								$ 0.1	$ 0.3	$ 9.6	$ 7.6	$ 7.1	$ 1.6	$ 3.2	$ 5.4
Compensation expenses, net of income taxes								0.1	0.2	5.8	4.6	4.4	1.0	2.0	3.3
Intrinsic value of stock options exercised							0.4	0.2	2.8
Proceeds from stock option exercises							0.5	0.1	3.0
Intrinsic value of stock options outstanding							1.8
Unearned compensation related to non-vested share awards										9.0
Unearned compensation related to non-vested share awards, period of recognition										2 years
Fair value of restricted shares vested										$ 6.6	$ 3.2	$ 7.0
Vesting period													3 years